GOODWILL (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at September 30, 2025	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at September 30, 2025	$-	$723	$-	$723